Long-term debt	12 Months Ended
Dec. 31, 2021
Noncurrent Liabilities [Abstract]
Long-term debt
13.

Long-term debt
2021 2020
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 99,336 99,319
Series G - 4.19 % debentures due June 24, 2024 499,010 498,630
Series H - 2.95 % debentures due October 21, 2027 397,904 397,592
Total $ 996,250 $ 995,541
On October 21, 2020, Cameco issued $ 400,000,000

of Series H debentures which bear interest at a rate of
2.95 % per annum.
The net proceeds of the issue after deducting expenses were approximately $ 397,500,000 . The debentures mature on
October 21, 2027 and are being amortized at an effective interest rate of 3.05%. In conjunction with the issuance of the Series
H debentures, on November 20, 2020, the $ 400,000,000

principal amount of the Series E debentures was redeemed. Cameco recognized $ 24,439,000

of finance costs in relation to the early redemption of these debentures (note 19).
Cameco has a $ 1,000,000,000

unsecured revolving credit facility that is available until
October 1, 2025 . Upon mutual
agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $ 100,000,000

can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $ 1,000,000,000

by increments no less than $
50,000,000 , to a total of $ 1,250,000,000 . The
facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2021 and 2020, there were no amounts
outstanding under this facility.

Cameco has $ 1,696,041,000

(2020 - $
1,698,340,000 ) in letter of credit facilities. Outstanding and committed letters of credit at
December 31, 2021 amounted to $ 1,573,873,000

(2020 - $
1,596,488,000 ), the majority of which relate to future
decommissioning and reclamation liabilities (note 15).
Cameco is bound by a covenant in its revolving credit facility. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1 :1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility. At December 31, 2021, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2022 to be constrained by it.
The table below represents currently scheduled maturities of long-term debt:
2022 2023 2024 2025 2026 Thereafter Total
$ - - 499,010 - - 497,240 $ 996,250